CLASS A ORDINARY SHARES (Details)					6 Months Ended
	Oct. 16, 2023 shares	Mar. 15, 2023 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	May 01, 2024 shares	Mar. 29, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 14, 2023 shares	Oct. 10, 2023 shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Apr. 05, 2021 ¥ / shares	Jun. 30, 2020 shares	May 26, 2020 shares
CLASS A ORDINARY SHARES.
Number of ordinary shares called for by warrants					863,333					863,333	7,950,769								1,680,000	911,112
Placement agent's fees and other estimated offering expenses					$ 4,700,000	¥ 30,408,264
Ordinary shares, shares outstanding							7,927,132
Percentage transfer of profit to statutory reserves					10.00%	10.00%
Transfer of profit to statutory reserves up to certain percentage of registered capital					50.00%	50.00%
Appropriated retained earnings					$ 584,364					¥ 4,148,929				¥ 4,148,929
Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Number of ordinary shares called for by warrants					47,963					47,963	441,710								93,333	50,617
Class A Ordinary Shares
CLASS A ORDINARY SHARES.
Authorized share capital | $				$ 15,725,000				$ 58,000	$ 15,725,000
Ordinary shares, shares authorized				150,000,000	500,000,000			500,000,000	150,000,000	500,000,000				500,000,000	500,000,000
Par value (in dollars per share) | (per share)		$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0001			$ 0.0001	$ 0.0925				$ 0.0001		$ 0.0001			¥ 0.62
Number of votes | Vote				1
Stock issuance (in shares)		8,827,500	6,014,102
Number of ordinary shares called for by warrants		10,002,500												863,333		7,950,769	8,814,102
Ordinary shares, shares issued	1,175,000				2,371,573					2,371,573				2,306,295	1,704,766
Ordinary shares, shares outstanding					2,371,573		141,703,218			2,371,573		1,175,000		2,306,295	1,704,766
Class A Ordinary Shares | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized				8,333,333
Par value (in dollars per share) | $ / shares		$ 1.67	$ 1.67	$ 1.67
Stock issuance (in shares)		490,417	334,117
Number of ordinary shares called for by warrants		555,694												47,963		441,710	489,673
Ordinary shares, shares issued	65,278
Class B ordinary shares
CLASS A ORDINARY SHARES.
Authorized share capital | $				$ 1,850,000
Ordinary shares, shares authorized				20,000,000	80,000,000			80,000,000	20,000,000	80,000,000				80,000,000	80,000,000
Par value (in dollars per share) | (per share)				$ 0.0925	$ 0.0001			$ 0.0001	$ 0.0925				$ 0.0001		$ 0.0001			¥ 0.62
Number of votes | Vote				15
Ordinary shares, shares issued					7,100,000					7,100,000				7,100,000	4,100,000
Ordinary shares, shares outstanding					7,100,000					7,100,000				7,100,000	4,100,000
Pre-funded warrants
CLASS A ORDINARY SHARES.
Stock issuance (in shares)	1,175,000	1,175,000	2,800,000
Number of ordinary shares called for by warrants		10,002,500	8,814,102
Gross proceeds | $		$ 8,000,000.0	$ 55,000,000.0
Pre-funded warrants | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Stock issuance (in shares)	65,278	65,278	155,556
Number of ordinary shares called for by warrants		555,694	489,673